Sale and Leaseback (Tables)	12 Months Ended
Dec. 31, 2018
Sale and Leaseback
Schedule of movements in finance lease liabilities

	2017	2018
As of January 1,	220,401	213,428
Finance lease charge (Note 19)	10,875	10,520
Payments	(17,848)	(17,849)

As of December 31,	213,428	206,099

Finance lease liability, current portion	6,302	6,675
Finance lease liability, non-current portion	207,126	199,424

Total	213,428	206,099

Schedule of commitments in relation to finance leases

As of December 31, 2018
Not later than one year	17,849
Later than one year and not later than three years	35,746
Later than three years and not later than five years	35,697
More than five years	217,544

Minimum lease payments	306,836

Future finance charges	(100,737)

Total lease liabilities	206,099

Schedule of present value of finance lease liabilities

As of December 31, 2018
Not later than one year	6,675
Later than one year and not later than three years	16,626
Later than three years and not later than five years	18,341
More than five years	164,457

Total lease liabilities	206,099